Accumulated Other Comprehensive Loss, Net of Tax	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accumulated Other Comprehensive Loss, Net of Tax	ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX:

		Year ended December 31
	Note	2018	2019	2020
Opening balance of foreign currency translation account		$(14.5)	$(14.4)	$(14.6)
Foreign currency translation adjustments		0.1	(0.2)	4.3
Closing balance		(14.4)	(14.6)	(10.3)

Opening balance of unrealized net gain (loss) on currency forward cash flow hedges		$7.8	$(7.7)	$3.1
Net gain (loss) on currency forward cash flow hedges(i)		(14.7)	6.7	9.0
Reclassification of net loss (gain) on currency forward cash flow hedges to operations(ii)		(0.8)	4.1	(0.5)
Closing balance(iii)		(7.7)	3.1	11.6

Opening balance of unrealized net loss on interest rate swap cash flow hedges		$—	$(4.4)	$(12.1)
Net loss on interest rate swap cash flow hedges		(4.8)	(10.2)	(12.8)
Reclassification of net loss on interest rate swap cash flow hedges to operations		0.4	2.5	8.4
Closing balance(iv)		(4.4)	(12.1)	(16.5)

Actuarial gains (losses) on pension and non-pension post-employment benefit plans	19	$8.4	$(8.7)	$(9.1)
Reclassification of actuarial losses (gains) to deficit		(8.4)	8.7	9.1
Loss on purchase of pension annuities	19	(63.3)	—	(0.2)
Reclassification of loss on purchase of pension annuities to deficit	19	63.3	—	0.2
Closing balance		—	—	—

Accumulated other comprehensive loss		$(26.5)	$(23.6)	$(15.2)

(i)    Net of income tax expense of $0.8 for 2020 (2019 — net of $0.2 income tax expense; 2018 — net of $1.0 income tax benefit).
(ii)    Net of nil income tax expense associated with the reclassification of net hedge (gain) loss to the consolidated statements of operations for 2020 (2019 — net of release of $0.5 of income tax benefit; 2018 — net of release of $0.7 of income tax expense).
(iii)    Net of income tax expense of $1.0 as of December 31, 2020 (December 31, 2019 — net of $0.2 of income tax expense; December 31, 2018 — net of $0.5 of income tax benefit).
(iv)    No income tax impact as of December 31, 2020, December 31, 2019 or December 31, 2018.